Taxation	12 Months Ended
Dec. 31, 2020
Taxation
Taxation

4. Taxation

The Company qualifies for exemption from income tax in Guernsey under the Income Tax (Exempt Bodies) (Guernsey) Ordinance, 1989 (the Ordinance). Exemption has to be applied for annually and has been applied for, and granted, in relation to the 2020 financial year. In certain cases, a subsidiary of the Company may elect to make use of financing structures that are subject to income tax in a country related to the capital provision asset. The Company’s subsidiaries in Ireland, Singapore, the UK and the US are subject to taxation in such jurisdictions as determined in accordance with relevant tax legislation.

	(As Restated)
	2020	2019	2018
	$’000	$’000	$’000
Profit for the year before taxation	201,715	194,212	305,114
Corporation tax at country rate	40,427	(9,803)	(15,926)
Factors affecting charge:
Adjustment in respect of prior year	258	3,027	2,250
Deferred tax not recognized in prior period	(10,966)	-	-
Tax losses not recognized	2,576	12,979	340
Costs not allowable for tax	3,910	6,650	82
Other	732	564	791
Total taxation expense/(credit)	36,937	13,417	(12,463)

Corporation tax at country rates is influenced by taxable profits and losses arising in jurisdictions at different rates. Cash taxes paid during the year ended December 31, 2020 amounted to $10,979,000 (2019: $694,000, 2018: $2,273,000).

The taxation charge for the year comprises:

	2020	2019	2018
	$’000	$’000	$’000
US subsidiaries taxation charge	2,390	340	1,790
Singapore subsidiaries taxation charge	21	-	-
Irish subsidiaries taxation charge/(credit)	(18)	3,272	(191)
UK subsidiaries taxation charge	42	290	79
Non-resident taxation charge	-	110	179
US deferred taxation charge/(credit)	34,498	9,476	(14,241)
AUS deferred taxation (credit)	(6)	-	-
UK deferred taxation charge/(credit)	61	(71)	(79)
Singapore deferred taxation (credit)	(51)	-	-
Total taxation charge/(credit)	36,937	13,417	(12,463)

In December 2017, the US government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act made broad and complex changes to the US tax code including, but not limited to, the creation of a limitation on deductible interest expense under Internal Revenue Code Section 163(j). During the period ended December 31, 2020 (which reflects the 2020 amendments to section 163(j) made by the Coronavirus Aid, Relief and Economic Security Act), the Group generated sufficient taxable profits to make use of a previously unrecognized deferred tax asset of $10,928,000 (December 31, 2019: $nil) relating to this interest expense limitation and has recognized a deferred tax asset of $1,005,000 as at December 31, 2020 (2019: $nil) relating to the interest expense restriction which the Group believes it will be able to utilize in the future. The Group also incurred a charge for the realization of deferred tax assets relating to its US operations. The Group also has unrecognized deferred tax assets of $6,465,000 (2019: $3,488,000)  with no expiration date for accumulated losses in jurisdictions where there is uncertainty over the ultimate recovery of such losses.

Deferred tax asset	2020	2019
	$’000	$’000
Balance at January 1	24,939	28,848
Movement on UK deferred tax – temporary differences	(50)	195
Movement on US deferred tax – temporary differences	(24,676)	(4,112)
Movement on AUS deferred tax – temporary differences	27	-
Movement on Singapore deferred tax – temporary differences	9	-
Foreign exchange adjustment	7	8
Balance at December 31	256	24,939

Deferred tax liability	2020	2019
	$’000	$’000
Balance at January 1	9,662	4,099
Movement on UK deferred tax – temporary difference	12	193
Movement on US deferred tax – temporary differences	12,643	5,363
Foreign exchange adjustment	8	7
Balance at December 31	22,325	9,662

	2020	2019
	$’000	$’000
Net deferred tax (liability)/asset	(22,069)	15,277

Analysis of net deferred tax (liability)/asset by type	2020	2019
	$’000	$’000
Staff compensation and benefits	6,965	5,047
GKC acquisition costs	(4,925)	(3,323)
Investment fair value adjustments	(26,336)	(4,236)
Capital allowances	(541)	(332)
Interest and other deduction limitations	2,768	1,257
Net operating loss carry-forward	-	16,864
	(22,069)	15,277